Lease liability	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liability

Note 14 – Lease liability:

Maturity analysis of the Group’s lease liabilities

December 31,
2023
NIS thousands
Less than one year	4,640
One to five years	12,133
More than five years	8,508

Total	25,281

Current maturities of lease liability	4,640

Long-term lease liability	20,641

Payments of lease liabilities	4,713

Amounts recognized in profit or loss

	2023	2022	2021
	NIS thousands	NIS thousands	NIS thousands
Interest expenses on lease liability	726	719	480
Variable lease payments not included in the measurement of the lease liability	1,330	988	2,574

	2,056	1,707	3,054